Commitments and Contingencies - Commitments (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Future minimum commitments under non-cancellable agreements
2026	¥ 71,922
2027	5,941
2028	3,395
2029	2,957
2030 and thereafter	3,194
Total	87,409
Property Management Costs
Future minimum commitments under non-cancellable agreements
2026	4,896
2027	3,268
2028	2,957
2029	2,957
2030 and thereafter	3,194
Total	17,272
Bandwidth Purchases
Future minimum commitments under non-cancellable agreements
2026	485
2027	0
2028	0
2029	0
2030 and thereafter	0
Total	485
Cooperation with Phoenix TV Group
Future minimum commitments under non-cancellable agreements
2026	56,399
2027	1,399
2028	350
2029	0
2030 and thereafter	0
Total	58,148
Content Purchases
Future minimum commitments under non-cancellable agreements
2026	6,264
2027	1,000
2028	0
2029	0
2030 and thereafter	0
Total	7,264
Others
Future minimum commitments under non-cancellable agreements
2026	3,878
2027	274
2028	88
2029	0
2030 and thereafter	0
Total	¥ 4,240